Retirement benefit plans - Amounts recognized in profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Revaluations of net liability / net asset	€ (69)	€ 14	€ 73
Total expense	1,130	926	773
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1,156	863	649
Interest cost (income)	89	87	82
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest cost (income)	(50)	(41)	(32)
Actual administration costs	€ 4	€ 3	€ 2